Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories	Inventories
The detail of inventories of the Telefónica Group at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Audiovisual rights	1,131	1,214
Mobile terminals and other equipments	584	507
Other inventories	71	41
Inventories impairment provision	(37)	(44)
Inventories	1,749	1,718
"Audiovisual rights" mainly includes the rights to broadcast sport events (see Note 29.c) and rights to broadcast films, television series and documentaries (see Note 3.j).
Inventories of Telefónica United Kingdom were registered in "Non-current assets and disposal groups held for sale" of the statement of financial position at December 31, 2020 (see Notes 2 and 30).